Acquisitions (Tables) (Linn Energy, LLC [Member])	12 Months Ended
Dec. 31, 2012
Linn Energy, LLC [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following presents the values assigned to the net assets acquired as of the acquisition dates (in thousands):

Assets:
Current	$12,215
Noncurrent	210,390
Oil and natural gas properties	2,701,385
Total assets acquired	$2,923,990

Liabilities:
Current	$223,114
Asset retirement obligations	63,663
Noncurrent	196,601
Total liabilities assumed	$483,378

Net assets acquired	$2,440,612

Schedule of Pro Forma Results of Operations
The pro forma financial information is not necessarily indicative of the results of operations if the acquisitions had been effective as of these dates.

	Year Ended December 31,
	2012	2011
	(in thousands, except per unit amounts)

Total revenues and other	$1,937,620	$2,422,381
Total operating expenses	$1,900,231	$1,293,283
Net income (loss)	$(391,868)	$639,664

Net income (loss) per unit:
Basic	$(1.95)	$3.65
Diluted	$(1.95)	$3.64